Dividends - Schedule of Dividend Payable (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Class of Stock Disclosures [Abstract]
Dividend payable – beginning of period	$ 640,344	$ 1,104,231
Cash dividend declared		640,344
Net changes in foreign exchange impact
Cash dividend paid	(640,344)	(1,104,231)
Dividend payable – end of period		$ 640,344